Earnings Per Share (Detail) - USD ($)	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 1,212,000	$ 1,000,000	$ 916,000	$ 850,000	$ 928,000	$ 907,000	$ 845,000	$ 2,360,000	$ 1,766,000	$ 3,546,000	$ 3,580,000
Dividends on non-vested restricted stock	(27,000)		(9,000)					(53,000)	(17,000)	(31)	(31)
Net income allocated to stockholders	$ 1,185,000		$ 907,000					$ 2,307,000	$ 1,749,000	$ 3,515,000	$ 3,549,000
Basic earnings per share
Income available to common stockholders	4,990,904		4,847,884					4,986,290	4,839,725	4,861,942	4,907,799
Income available to common stockholders, Per Share Amount	$ 0.24	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.46	$ 0.35	$ 0.72	$ 0.72
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Restricted stock awards	226,030		119,102					224,998	119,102	123,857	108,521
Earnings Per Share, Diluted [Abstract]
Income available to common stockholders and assumed conversions										$ 3,515,000	$ 3,549,000
Income available to common stockholders and assumed conversions, Weighted Average Shares	5,216,934		4,966,986					5,211,288	4,958,827	4,985,799	5,016,320
Income available to common stockholders and assumed conversions, Per Share Amount	$ 0.22	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.17	$ 0.44	$ 0.35	$ 0.71	$ 0.71